Consolidated balance sheets (Parentheticals) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Unlimited common shares, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)
Common shares, Issued (in Shares)	17,906,937	15,908,444
Common shares, Outstanding (in Shares)	17,906,937	15,908,444